General Information	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
General Information

1. General Information

The accompanying consolidated financial statements include the accounts of Diana Containerships Inc. (“DCI”) and its wholly-owned subsidiaries (collectively, the “Company”). Diana Containerships Inc. was incorporated on January 7, 2010 under the laws of the Republic of Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act. In April 2010, the Company's articles of incorporation and bylaws were amended. Under the amended articles of incorporation, the Company's authorized share capital increased from 500 common shares to 500 million of common shares at par value $0.01 and 25 million of preferred shares at par value $0.01. On April 6, 2010, the Company completed a private offering under rule 144A and Regulation S and Regulation D of the Securities Act of 1933, as amended, the net proceeds of which amounted to $85.3 million. A controlling ownership interest of 54.6% over DCI's common stock was acquired by Diana Shipping Inc. (“DSI”) in this private offering.

On October 15, 2010, the Company filed a registration statement on Form F-4 with the US Securities and Exchange Commission, to register an aggregate of 2,558,997 common shares sold previously in the private offering. On October 19, 2010 the registration statement was declared effective. On January 19, 2011, and following DSI's decision for a partial spin-off of 80% of its interest in DCI through a distribution to DSI's shareholders, DCI began “regular way” trading on the Nasdaq Global Market.

On June 15, 2011, the Company completed a public offering in the United States under the United States Securities Act at 1933, as amended, the net proceeds of which amounted to $121.5 million, including $20.0 million invested by DSI in a concurrent private placement (Note 8(c)).

The Company is engaged in the seaborne transportation industry through the ownership and operation of containerships and is the sole owner of all outstanding shares of the following subsidiaries, each incorporated in the Marshall Islands:

  Likiep Shipping Company Inc. (“Likiep”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel, “Sagitta”, which was built and delivered on June 29, 2010.

  Orangina Inc. (“Orangina”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel, “Centaurus”, which was built and delivered on July 9, 2010.

  Lemongina Inc. (“Lemongina”), which as at December 31, 2011, did not have any operations.

  Ralik Shipping Company Inc. (“Ralik”), owner of the Marshall Islands flag, 4,206 TEU capacity container vessel, “Maersk Madrid” (built in 1989), which was acquired on June 14, 2011 (Note 5).

  Mili Shipping Company Inc. (“Mili”), owner of the Marshall Islands flag, 4,714 TEU capacity container vessel, “Maersk Malacca” (built in 1990), which was acquired on June 22, 2011 (Note 5).

  Ebon Shipping Company Inc. (“Ebon”), owner of the Marshall Islands flag, 4,714 TEU capacity container vessel, “Maersk Merlion” (built in 1990), which was acquired on June 17, 2011 (Note 5).

  Mejit Shipping Company Inc. (“Mejit”), was established for the purpose of acquiring container vessels. As at December 31, 2011, the Mejit did not have any operations (Note 14).

  Micronesia Shipping Company Inc. (“Micronesia”), was established for the purpose of acquiring container vessels. As at December 31, 2011, the Micronesia did not have any operations (Note 14).

  Rongerik Shipping Company Inc. (“Rongerik”), entered into a Memorandum of Agreement with an unrelated third party company for the purchase of a 3,739 TEU capacity container vessel, “Cap San Marco” (built in 2001), for a purchase price of $33,000. The vessel was delivered in February 2012. (Note 4 and 14).

  Utirik Shipping Company Inc. (“Utirik”), entered into a Memorandum of Agreement with an unrelated third party company for the purchase of a 3,739 TEU capacity container vessel, “Cap San Raphael” (built in 2002), for a purchase price of $33,000. The vessel was delivered in February 2012. (Note 4 and 14).

During 2011 and 2010, two charterers accounted for more than 10% of the Company's revenues as follows:

Charterer	2011	2010
A	73%	51%
B	27%	41%